Warrant Liabilities (Details) - Schedule of warrant liabilities	12 Months Ended
Dec. 31, 2022 USD ($) shares
Schedule Of Warrant Liabilities Abstract
Transfer from capital reorganization (Note) No. of units | shares	10,025,081
Transfer from capital reorganization (Note) value | $	$ 2,495,243
Warrants exercised No. of units | shares	(62,107)
Warrants exercised value | $	$ (15,514)
Change in fair value No. of units | shares
Change in fair value value | $	$ (437,319)
At December 31, 2022 No. of units | shares	9,962,974
At December 31, 2022 value | $	$ 2,042,410